Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.43180%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,338,168.40

Principal:
Principal Collections	$21,499,382.29
Prepayments in Full	$9,415,373.58
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$30,914,755.87
Collections	$35,252,924.27

Purchase Amounts:
Purchase Amounts Related to Principal	$290,522.61
Purchase Amounts Related to Interest	$2,097.19
Sub Total	$292,619.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,545,544.07

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,545,544.07
Servicing Fee	$913,845.81	$913,845.81	$0.00	$0.00	$34,631,698.26
Interest - Class A-1 Notes	$532,400.00	$532,400.00	$0.00	$0.00	$34,099,298.26
Interest - Class A-2a Notes	$487,666.67	$487,666.67	$0.00	$0.00	$33,611,631.59
Interest - Class A-2b Notes	$315,150.22	$315,150.22	$0.00	$0.00	$33,296,481.37
Interest - Class A-3 Notes	$754,000.00	$754,000.00	$0.00	$0.00	$32,542,481.37
Interest - Class A-4 Notes	$141,511.11	$141,511.11	$0.00	$0.00	$32,400,970.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,400,970.26
Interest - Class B Notes	$74,037.56	$74,037.56	$0.00	$0.00	$32,326,932.70
Second Priority Principal Payment	$8,442,312.43	$8,442,312.43	$0.00	$0.00	$23,884,620.27
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$23,884,620.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,884,620.27
Regular Principal Payment	$231,557,687.57	$23,884,620.27	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$35,545,544.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,442,312.43
Regular Principal Payment					$23,884,620.27
Total					$32,326,932.70

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$32,326,932.70	$134.70	$532,400.00	$2.22	$32,859,332.70	$136.92
Class A-2a Notes	$0.00	$0.00	$487,666.67	$2.22	$487,666.67	$2.22
Class A-2b Notes	$0.00	$0.00	$315,150.22	$2.46	$315,150.22	$2.46
Class A-3 Notes	$0.00	$0.00	$754,000.00	$2.17	$754,000.00	$2.17
Class A-4 Notes	$0.00	$0.00	$141,511.11	$2.21	$141,511.11	$2.21
Class B Notes	$0.00	$0.00	$74,037.56	$2.34	$74,037.56	$2.34
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$32,326,932.70	$30.71	$2,304,765.56	$2.19	$34,631,698.26	$32.90

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$240,000,000.00	1.0000000	$207,673,067.30	0.8653044
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,052,630,000.00	1.0000000	$1,020,303,067.30	0.9692894

Pool Information
Weighted Average APR	5.149%	5.162%
Weighted Average Remaining Term	54.99	54.24
Number of Receivables Outstanding	29,520	29,140
Pool Balance	$1,096,614,974.63	$1,065,409,487.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,632,468.47	$1,023,137,687.57
Pool Factor	1.0000000	0.9715438

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$42,271,799.46
Targeted Overcollateralization Amount	$63,324,448.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,106,419.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		22	$209.12
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$209.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		22	$209.12
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$209.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$9.51
Average Net Loss for Receivables that have experienced a Realized Loss			$9.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.35%	96	$3,778,300.17
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.35%	96	$3,778,300.17

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	63	$3,048,308.37
2 Months Extended	77	$3,800,768.73
3+ Months Extended	7	$353,080.53

Total Receivables Extended	147	$7,202,157.63
IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,000.0	91.7%
Class B Notes	31.6	2.9
Class C Notes	17.9	1.6
Residual Interest	40.7	3.7

Total	$1,090.1	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest according to the Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer